Segment Reporting - Schedule of Disaggregated Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Selling, General and Administrative Expenses [Member]
Schedule of Disaggregated SG&A Expenses [Line Items]
Employee compensation, excluding share-based compensation				$ 4,059	$ 7,521
Share-based compensation				798	1,671
Other selling, general and administrative				5,703	12,668
Total selling, general and administrative				10,560	21,860
Selling, General and Administrative Expenses [Member] | Segments [Member]
Schedule of Disaggregated SG&A Expenses [Line Items]
Employee compensation, excluding share-based compensation		$ 1,812	$ 3,310
Share-based compensation		339	793
Other selling, general and administrative	[1]	3,293	5,402
Total selling, general and administrative		5,444	9,505
Research and Development Expense [Member]
Schedule of Disaggregated SG&A Expenses [Line Items]
Employee compensation, excluding share-based compensation				1,302	5,006
Share-based compensation				(10)	188
Other research and development				101	3,348
Total research and development				$ 1,393	$ 8,542
Research and Development Expense [Member] | Segments [Member]
Schedule of Disaggregated SG&A Expenses [Line Items]
Employee compensation, excluding share-based compensation		505	2,513
Share-based compensation		43	(173)
Other research and development	[2]	(243)	2,411
Total research and development		$ 305	$ 4,751

[1]	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.
[2]	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.